Long-term investments and derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Financial Instruments

The Company has the following financial instruments:

		Book value		Fair value
	Level	December 31,		December 31,
		2018	2017	2018	2017
Assets:
Short-term investments (Note 7)	2	517,423	1,036,148	517,423	1,036,148
Long term investments (Note 21)	3	1,287,781	835,957	1,287,781	835,957
Restricted investments (Note 8) (*)	2	—	8,808	—	8,808
Financial instruments (Note 21) (*)	2	595,380	420,822	595,380	420,822
Liabilities:
Loans and financing (Note 17) (*)	2	3,706,022	3,489,887	3,692,250	3,461,008
Financial instruments (Note 21) (*)	2/3	440,994	426,937	440,994	426,937

(*)	Includes current and non-current.

Schedule of Derivative Financial Instruments

Derivative financial instruments

	December 31, 2018		December 31, 2017
	Assets	Liabilities	Assets	Liabilities
Cash flow hedge
Interest rate swap contract	—	(9,422)	—	(14,755)
Foreign currency options	246,323	—	—	—
Fair value hedge
Interest rate swap contract	21,813	(1,732)	4,747	(24)
Derivatives not designated as hedge
Interest rate swap contract	93,606	(260,593)	4,239	(385,185)
Forward foreign currency contract	233,638	(74)	219,930	—
Heating oil forward contracts	—	(123,224)	4,469	—
Foreign currency options	—	(45,949)	187,437	(26,973)

	595,380	(440,994)	420,822	(426,937)

Schedule of Financial Liabilities by Maturity

The maturity of the derivative financial instruments held by the Company is as follows:

December 31, 2018	Immediate	Until 6 months	7 to 12 months	1 to 5 years	More than 5 years	Total
Assets from derivative transactions	212	3,735	2,707	588,652	74	595,380
Liabilities from derivative transactions	(16,920)	(93,348)	(70,707)	(260,019)	—	(440,994)

Total financial instruments	(16,708)	(89,613)	(68,000)	328,633	74	154,386

Schedule of Positions Related to Cash Flow Hedge

The positions were:

December 31, 2018	Notional amount	Asset position	Liability position	Fair value
Cash flow hedge:
Loans and financing	57,805	LIBOR US$	Fixed rate	(9,422)
Foreign currency options	1,314,600	US$	R$	246,323

	1,372,405			236,901

December 31, 2017	Notional amount	Asset position	Liability position	Fair value
Cash flow hedge:
Loans and financing	87,395	LIBOR	Fixed rate	(14,755)

	87,395			(14,755)

Schedule of Changes in Other Comprehensive Loss (Cash Flow Hedge Reserve)

Changes in other comprehensive loss (cash flow hedge reserve) are detailed below:

	December 31,
	2018	2017	2016
Balance at the beginning of the year	(11,192)	(33,785)	(92,769)
Transactions settled during the period	6,444	6,435	83,648
New transactions recognized in income statement	(215,765)	—	—
Fair value adjustment	66,544	12,663	(42,109)
Deferred tax effect	36,645	3,495	17,445

Balance at the end of the year	(117,324)	(11,192)	(33,785)

Schedule of Fair Value of Financial Instruments

Assets measured at fair value	December 31, 2018	Level 1	Level 2	Level 3
Financial assets at fair value
Short-term investments	517,423	—	517,423	—
Long-term investments (c)	1,287,781	—	—	1,287,781
Interest rate swap contract - fair value hedge option (b)	21,813	—	21,813	—
Interest rate swap contract- not designated as hedge	93,606	—	93,606	—
Forward foreign currency contract	233,638	—	233,638	—
Foreign currency options	246,323	—	246,323	—

Liabilities measured at fair value	December 31, 2018	Level 1	Level 2	Level 3
Financial liabilities at fair value
Interest rate swap contract - cash flow hedge	(9,422)	—	(9,422)	—
Interest rate swap contract - fair value hedge option (b)	(1,732)	—	(1,732)	—
Interest rate swap contract- not designated as hedge	(260,593)	—	(260,593)	—
Forward foreign currency contract	(45,949)	—	(45,949)	—
Forward foreign currency contract	(74)	—	(74)	—
Heating oil forward contracts	(123,224)	—	(123,224)	—

Assets measured at fair value	December 31, 2017	Level 1	Level 2	Level 3
Financial assets at fair value
Short-term investments	1,036,148	—	1,036,148	—
Restricted investments (a)	8,808		8,808	—
Long-term investments (c)	835,957	—	—	835,957
Interest rate swap contract - fair value hedge option (b)	4,747	—	4,747	—
Interest rate swap contract - not designated as hedge	4,239		4,239
Forward foreign currency contract	219,930	—	219,930	—
Foreign currency options	187,437		187,437
Heating oil forward contracts	4,469	—	4,469	—

Liabilities measured at fair value	December 31, 2017	Level 1	Level 2	Level 3
Financial liabilities at fair value
Interest rate swap contract - cash flow hedge	(14,755)	—	(14.755)	—
Interest rate swap contract - fair value hedge (b)	(24)	—	(24)	—
Interest rate swap contract - not designated as hedge	(385,185)	—	(385.185)	—
Foreign currency options	(26.973)	—	(26.973)	—

(a)	Includes current and non-current.
(b)	Portion of the balances consist of loans from FINAME PSI, and standard FINAME presented at their value adjusted by the hedged risk, applying fair value hedge accounting rules.
(c)

The Company calculated the fair value of the call option based on a valuation for TAP and binomial model considering the term of option, discount rate and the market volatility of publicly traded comparable airlines, calculated on a 2 years average. The resulting amount of the binomial model calculated in Euros was converted into Reais using the period-end exchange rate. See Note 21.

Schedule of Level 3 Significant Unobservable Inputs Used in Fair Value Measurements

The significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy, together with a quantitative sensitivity analysis as at December 31, 2018 and 2017 are shown below:

Non-listed convertible debt investment—Level 3 financial assets

Valuation technique	Significant unobservable inputs	Rate	Sensitivity of the input to fair value (amounts in millions of reais)
Discounted cash flow method	Long-term growth rate for cash flows for subsequent years	2018: 1.9% 2017: 1.8%	10bps (2017 – 10bps) increase (decrease) in the growth rate would result in an increase (decrease) in the fair value of R$3 (2017 - R$19)

	Cost of equity	2018: 12.2% 2017: N/A(*)	50bps increase in cost of equity would result in a reduction in the fair value of R$23 (2017 - 0). 50bps reduction in cost of equity would result in an increase in the fair value of R$25 (2017 - 0).

(*)	In 2017 the Company used another methodology not directly comparable.

Schedule of Level 3 Financial Assets Reconciliation

Changes in the fair value of the TAP Convertible Bonds is detailed below:

	December 31, 2018	December 31, 2017
Balance at the beginning of the period	835,957	752,095
Foreign currency exchange gain (loss) (*)	48,365	47,781
Interest accrual (Note 12.f.ii) (**)	29,630	29,569
Net present value of debt component (Note 12.f.ii) (**)	13,219	(11,844)
Fair value of call-option (Note 12.f.ii) (**)	360,610	18,356

Balance at the end of the period	1,287,781	835,957

(*)	recorded in the “Foreign currency exchange, net” in the income statements line item.
(**)	recorded in the “Result from related parties transactions, net” in the income statements line item.